Discontinued Operations	12 Months Ended
Dec. 31, 2023
Discontinued Operations
Discontinued operations

Note 4 – Discontinued Operations

On April 1, 2022, the Company implemented a plan to divest its crypto mining operations to focus its resources on the MFB acquisition and development of its CitroTech MFB 31 Technology business. The Company had expanded its services by building upon its foundation of emerging technology development, by creating a Crypto-Currency mining operation (farm).  Previously, the Company had 20 Bitmain Antminer SJ19 PRO 104t/h and 99 Mini-Doge 185 m/h miners deployed, which are mining, Bitcoin, Doge, and Litecoin through the F2Pool and utilized its 8,000 Sq Ft Commercial space to house these ASIC Miners.

The Company recognized a loss of $2,030 from the disposition of its crypto mining operations, which consisted of the relinquishment of the digital currency assets in exchange for settlement of the related party note payable associated with the acquisition of the equipment.

The following is a summary of the assets and liabilities of the Company’s crypto mining operations as of April 1, 2022:

April 1,
2022
Digital currency	$26,825
Digital currency equipment, net	276,380
Total assets from discontinued operations	$303,205

Due to related party	301,175
Total liabilities from discontinued operations	$301,175

The following is a summary of discontinued operations for the period ended April 1, 2022:

April 1,
2022
Revenue	$46,976

Operating expenses:
Cost of revenue	27,835
Impairment loss	6,125
Total operating expenses	33,960

Income from discontinued operations	$13,016

The following is a summary of discontinued cash flows for the period ended April 1, 2022

April 1,
2022
Cash Flows from Operating Activities:
Net income	$13,016
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment loss on digital assets	6,125
Depreciation and amortization	15,059
Changes in operating assets and liabilities:
Digital currency	(46,976)
Accounts payable and accrued liabilities	(27)
Related party advances funding operating expense	12,803
Net Cash provided by Operating Activities	-

Change in cash	-
Cash, beginning of period	-
Cash, end of period	$-

Non-Cash Financing Disclosure:
Repayments of related party loans using digital currency	$47,350